DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	R$ 24,468,458	R$ 44,821,117
Hedge of interest payments on funding	59,956,404	102,934,940
Total	84,424,862	147,756,057
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	24,913,057	45,285,081
Hedge of interest payments on funding	61,308,525	103,287,896
Total	86,221,582	148,572,977
Fair Value Accumulated Adjustments In Shareholders Equity Gross Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(147,831)	138,891
Hedge of interest payments on funding	258,194	(779,599)
Total	110,363	(640,708)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(81,307)	76,390
Hedge of interest payments on funding	142,045	(428,779)
Total	R$ 60,738	R$ (352,389)